Property, Plant and Equipment (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation and Amortization Excluding Acquisition-Related Intangibles Amortization	$ 64.8	$ 57.0	$ 47.9
Capitalized Computer Software, Amortization	8.2	7.5	4.6
Repairs and maintenance expense	$ 13.7	$ 12.9	$ 11.8